Borrowings/payable and Loans/receivable (Details) - KRW (₩)		Dec. 31, 2025	Dec. 31, 2024
Current Liabilities
Short-term borrowings		₩ 11,171,899,000	₩ 3,764,000,000
Current portion of long-term borrowings, net		2,200,000,000	2,108,956,000
Current lease liabilities	[1]	1,702,300,000	1,786,577,000
Total		15,074,199,000	7,659,533,000
Non-Current liabilities
Long-term borrowings, excluding current portion, net		2,611,563,000
Non-current lease liabilities	[1]	6,268,969,000	9,302,661,000
Total		₩ 8,880,532	₩ 9,302,661

[1]	The interest rate related to lease liabilities reflects the incremental borrowing rate based on the Company’s credit. The amount of interest expense related to lease liabilities incurred during the year ended December 31, 2025 is Korean Won 543,208 thousand (December 31, 2024: Korean Won 851,543 thousand, December 31, 2023: Korean Won 1,047,738 thousand). Additionally, the amount of short-term lease payments and low-value assets lease payments not included in the measurement of lease liabilities during the twelve-month period ended December 31, 2025 are Korean Won 2,349,723 thousand (December 31, 2024: Korean Won 33,846 thousand, December 31, 2023: Korean Won 23,157 thousand).